Share based payments - Restricted Share Units (Details) - RSU - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based payments
Balance at the beginning	78,289	63,711	72,222
Granted	499,872	50,890	16,025
Exercised	(3,053)	(29,108)	(23,147)
Expired	(19,000)	(7,204)	(1,389)
Forfieted / Cancelled	(22,955)
Balance at the ending	533,153	78,289	63,711